Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Leasing - Greenhouse	$ 620	$ 204
Other	72	68
Total Revenue	692	272
Direct cost of revenue	(33)
Gross Margin	659	272
Operating Expenses:
General and administrative	2,078	3,711
Asset impairment	6,900
Depreciation and amortization	420	166
Total operating expenses	9,398	3,877
Loss from Operations	(8,739)	(3,605)
Other Income (Expense)
Interest expense	(2,616)	(1,780)
Warrant expense	(331)	(327)
Other income (expense)	33	17
Total other income (expense)	(2,914)	(2,090)
Net Loss from Continuing Operations before Taxes	(11,653)	(5,695)
Income tax (provision) benefit
Net Loss from discontinued operations	(1,045)	(2,624)
Net Loss before Preferred Dividends and Non-Controlling Interest	(12,698)	(8,319)
Net loss attributable to noncontrolling interest	637	200
Preferred distributions	(863)	(2,608)
Net (Loss) attributed to Two Rivers Water & Farming Company Common Shareholders	$ (12,924)	$ (10,727)
(Loss) Per Share - Basic and Dilutive	$ (0.40)	$ (0.38)
Weighted Average Shares Outstanding
Basic and dilutive	32,118	28,147